Related party transactions - Additional Information (Detail)													1 Months Ended		12 Months Ended
	Jul. 15, 2024 USD ($)	Apr. 16, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Nov. 01, 2018 EUR (€)	Nov. 01, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Mar. 28, 2018 CAD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 CAD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 CAD ($)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Mar. 30, 2024 USD ($)	Mar. 30, 2024 EUR (€)	Mar. 30, 2024 CAD ($)	Mar. 25, 2023 USD ($)	Mar. 25, 2023 EUR (€)	Mar. 25, 2023 CAD ($)	Mar. 26, 2022 USD ($)	Mar. 26, 2022 EUR (€)	Mar. 26, 2022 CAD ($)	Mar. 30, 2024 CAD ($)	Mar. 25, 2023 CAD ($)	Mar. 30, 2019 USD ($)	Mar. 30, 2019 CAD ($)	Jul. 28, 2017 USD ($)	Jul. 28, 2017 CAD ($)
Related Party Transaction [Line Items]
Amount paid to related party					€ 40,000	$ 61,000					€ 140,000
Annual compensation									€ 250,000	$ 388,000
RMBG Retail Vancouver ULC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage		49.00%
Charges to the joint venture for retail support and administrative services															$ 612,500			$ 0			$ 0
Contribution towards assets of the joint venture		$ 1,600,000
Accounts receivable from related parties																		1,800,000			1,500,000
Accounts receivable and other receivables from related parties															200,000			0			0
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Maturity date of utilization of financial support	Jul. 31, 2025
Subsequent Event [Member] | Mangrove Holding S A [Member]
Related Party Transaction [Line Items]
Amount of financial support from debtors	$ 3,750,000
Maturity date of utilization of financial support	Jul. 31, 2025
Line of credit facility minimum excess availability	$ 8,500,000
Subsequent Event [Member] | Amended Credit Facility And Amended Term Loan [Member] | Mangrove Holding S A Shareholders [Member]
Related Party Transaction [Line Items]
Line of credit facility, remaining borrowing capacity	$ 1,000,000
Line of credit facility, interest rate during period	15.00%
Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party costs																€ 250,000	$ 366,000		€ 250,000	$ 344,000		€ 250,000	$ 364,000
Niccolo rossi Chairman of Executive [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses															$ 260,000		$ 340,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party													$ 1,500,000	$ 2,000,000
Annual interest rate															11.00%	11.00%	11.00%
Effective interest rate															12.00%									12.00%
Montrovest BV [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advances payable to related party															$ 1,500,000			$ 1,500,000						$ 2,000,000	$ 2,100,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party												$ 202,000				€ 28,000	$ 41,000		0			0
Notice days for non renewal											60 days	60 days
Agreement additional renewal term											1 year	1 year
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term															1 year	1 year	1 year
Regaluxe [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 130,000													€ 17,000	$ 25,000		24,000	35,000		24,000	35,000
Regaluxe [Member] | Wholesale and Distribution Agreement [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term															1 year	1 year	1 year
Related party transaction, terms and manner of settlement															The agreement’s initial term was until March 31, 2012, and may be renewed by mutual agreement for additional one year terms. This agreement has been renewed annually and in March 2023, the agreement was renewed for an additional one-year term.	The agreement’s initial term was until March 31, 2012, and may be renewed by mutual agreement for additional one year terms. This agreement has been renewed annually and in March 2023, the agreement was renewed for an additional one-year term.	The agreement’s initial term was until March 31, 2012, and may be renewed by mutual agreement for additional one year terms. This agreement has been renewed annually and in March 2023, the agreement was renewed for an additional one-year term.
Related party transaction discount factor															3.50%	3.50%	3.50%
Regaluxe [Member] | Maximum [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses				$ 170,000
Carlo coda [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses							€ 146,801	$ 222,000
Related party costs																€ 149,000	$ 217,000		€ 149,000	$ 205,000		€ 162,000	237,000
Montel [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Effective interest rate																												12.00%	12.00%
Debt instrument, face amount																												$ 2,500,000	$ 3,300,000
Debt instrument, interest rate, stated percentage																												11.00%	11.00%
Debt instrument, annual principal payment																										$ 1,250,000	$ 1,550,000
Debt instrument, periodic payment																					$ 1,250,000		$ 1,600,000